Note 17 - Other, Net (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 26, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Nonoperating Income (Expense)		$ (13,116)	$ 0	$ 0
Strategic Cooperation Agreement [Member] | Cargill International S.A. ("Cargill") [Member]
Other Nonoperating Income (Expense)	$ (13,750)